Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	PARTIES-IN-INTEREST TRANSACTIONS:
Parties-in-interest are defined under U.S. Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others.
EBAB is not aware of any non-exempt transactions between the Plan and Master Trust and a party-in-interest (as defined by ERISA). The Master Trust held 2.4 million shares (approximately $59.3 million) and 2.8 million shares (approximately $85.9 million) of the Company's common stock as of December 31, 2025 and December 31, 2024, respectively, which such holdings are exempt from the party-in-interest transaction prohibitions of ERISA. The Master Trust recorded reinvested dividend income of $3.3 million and net realized loss of $1.2 million from investments in the Company’s common stock for the year ended December 31, 2025. Newport is the independent fiduciary and investment manager of the Stock Fund.
The Master Trust invests in collective trusts issued by Prudential Trust Company, an investment manager and subsidiary of Prudential Financial, Inc., and managed by its affiliates; collective trusts issued by BlackRock Institutional Trust Company, National Association, an investment manager and subsidiary of BlackRock, Inc., and managed by its affiliates; collective trusts issued by JPMorgan Chase Bank, National Association, an investment manager and subsidiary of JPMorgan Chase & Co., and managed by its affiliates; collective trusts issued by State Street Global Advisors Trust Company, an investment manager and subsidiary of State Street Corporation, and managed by its affiliates; collective trusts issued by MFS Heritage Trust Company, an investment manager and subsidiary of Sun Life Financial, Inc., and managed by its affiliates, all of which are also intended to be exempt parties-in-interest transactions.
The Master Trust invests in investment contracts, and the fees paid to issuers of the contracts are intended to qualify as exempt parties-in-interest transactions. Notes receivable from participants are also intended to be exempt parties-in-interest transactions. Actual fees paid by the Plan for investment management, recordkeeping, and consulting services also are intended to qualify as exempt parties-in-interest transactions and are included in administrative expenses in the accompanying financial statements.